Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (80,425)	$ (282)	$ 876
Other comprehensive loss, net of tax:
Translation adjustment	(3,541)	0	0
Unrealized loss on hedging instruments	(1,925)	0	0
Other comprehensive loss, net of tax	(5,466)	0	0
Total comprehensive (loss) income	(85,891)	(282)	876
Less: Predecessor comprehensive income (loss) prior to initial public offering on July 23, 2014	(10,357)	(282)	876
Comprehensive loss subsequent to initial public offering	(75,534)	0	0
Less: comprehensive loss attributable to non-controlling interests
Net loss attributable to non-controlling interests	(44,451)
Translation adjustment	(2,392)
Unrealized loss on hedging instruments	(1,437)
Comprehensive loss attributable to non-controlling interests	(48,280)
Comprehensive loss attributable to TerraForm Power, Inc. Class A stockholders	$ (27,254)